Solar Energy Systems Held for Development and Sale (Tables)	12 Months Ended
Dec. 31, 2012
Solar Energy Systems Held For Development and Sale [Abstract]
Solar Energy Systems Held for Development and Sale
Solar energy systems held for development and sale consist of the following:

	As of December 31,
	2012	2011
In millions
Under development	$133.8	$193.5
Systems held for sale	—	179.5
Total solar energy systems held for development and sale	$133.8	$373.0